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                                                     Genworth Life & Annuity

                                                     6610 West Broad Street
 [ LOGO ]                                            Richmond, VA 23230

January 12, 2010

VIA EDGAR

The United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:Genworth Life & Annuity VA Separate Account 2
   Genworth Life and Annuity Insurance Company
   File Nos. 333-143407; 811-21892

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") and Genworth Life and Annuity Insurance Company (the "Company"), we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 7 to the Registration Statement for the Company and the Separate Account, which was filed electronically on December 22, 2009, and became effective on January 8, 2010.

Please contact the undersigned at 804.289.3545 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel